Note 20 - Fair Value Measurement - Assets and Liabilities Measured on Recurring Basis (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Securities available for sale	$ 148,090	$ 107,592
Fair Value, Recurring [Member]
Securities available for sale	148,090	107,592
Equity securities	149	167
Mortgage loan commitments	261	14
Total	148,500	107,773
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Securities available for sale	0	0
Equity securities	0	0
Mortgage loan commitments	0	0
Total	0	0
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Securities available for sale	148,090	107,592
Equity securities	149	167
Mortgage loan commitments	261	14
Total	148,500	107,773
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Securities available for sale	0	0
Equity securities	0	0
Mortgage loan commitments	0	0
Total	$ 0	$ 0